Interests in Joint Ventures (Details 2) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Interests in joint ventures [abstract]
Beginning of the year		$ 2,424,432	[1]	$ 1,797,241
Adjustment of previous years (IFRS 9)	[2]	(28,811)
Profit sharing, net		(404,381)		620,880
Dividends distributed (Note 29)		(311,645)		(70,641)
Sale of interest of subsidiaries		(123,939)
Irrevocable contributions (Note 29)		50,833		74,387
Capital contributions (Note 29)				2,565
End of the year	[1]	$ 1,606,489		$ 2,424,432

[1]	Includes Ps. 227 and Ps. 567. as of June 30, 2019 and 2018, respectively, in relation to the equity interest in Avenida Compras disclosed in Note 19.
[2]	See Note 2.2.